Subsequent Events - Additional Information (Detail) - $ / shares			12 Months Ended
	Feb. 28, 2017	May 31, 2016	Dec. 31, 2016	Apr. 25, 2017	Mar. 02, 2017	Jan. 31, 2017	Aug. 06, 2014
Subsequent Event [Line Items]
Distribution declared (in dollars per share)			$ 0.2625				$ 0.2625
Number, granted (in shares)			134,878
Subsequent Event [Member]
Subsequent Event [Line Items]
Distribution declared (in dollars per share)				$ 0.3360		$ 0.3360
VTTI B.V. [Member] | VTTI Energy Partners LP [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of common units (in dollars per share)					$ 18.75
Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number, granted (in shares)	97,275
Performance Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number, granted (in shares)	122,972
General Partner [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of units (in shares)	7,760
Common Units [Member] | Stichting Administratiekantoor VTTI [Member]
Subsequent Event [Line Items]
Number of share issued (in shares)		220,500
Common Units [Member] | Stichting Administratiekantoor VTTI [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of share issued (in shares)	380,220